Share-based plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-based plans
Summary of overview of plans

	MB LTIP 2024+	LTIP 2024+	LTIP 2022+	MB LTIP 2020	LTIP 2019	MB LTIP 2019	NxStage LTIP	LTIP 2016
Eligible persons	Members of the Management Board (1)	Other Plan participants	Other Plan participants	Members of the Management Board (1)	Other Plan participants	Members of the Management Board (1)	Other Plan participants	Members of the Management Board (1) and other plan participants
Years in which an allocation occurred	2024	2024	2022–2023	2020–2023	2019–2021	2019	2019	2016–2018
Months in which an allocation occurred	March, June	July, December	July, December	November (2020), March (2021–2023), October (2022, 2023)	July, December	July, December	February	July, December
(1)	Also includes former members of the management board of the General Partner.

Summary of information on holdings under share-based plans

Outstanding Performance Shares
	2024			2023
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
MB LTIP 2024+	266,497	37,546	304,043	—	—	—
LTIP 2024+	—	1,906,842	1,906,842	—	—	—
LTIP 2022+	—	2,691,190	2,691,190	—	2,885,898	2,885,898
MB LTIP 2020	236,574	267,539	504,113	427,871	268,688	696,559
LTIP 2019	—	—	—	—	712,398	712,398

Schedule of reconciliations for stock options outstanding

Transactions
Weighted
average
exercise
	Options	price
Stock options for shares	in thousands	in €
Balance at December 31, 2022	2,471	77.02
Granted	—	—
Exercised	—	—
Expired	2,471	77.02
Balance at December 31, 2023	—	—

Summary of compensation expense recognized for Performance Shares

Compensation expense related to cash-settled plans
in € THOUS
	2024	2023	2022
MB LTIP 2024+	3,468	—	—
LTIP 2024+	12,078	—	—
LTIP 2022+	24,013	17,181	3,765
MB LTIP 2020	(1,675)	5,417	(629)
LTIP 2019	574	9,138	(4,416)
MB LTIP 2019	—	779	(358)
NxStage LTIP	—	—	(758)
LTIP 2016	—	—	(3,475)